GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2025	2024
Finite-lived intangible assets:
Trademarks of Mocha Clubs	$4,219	$4,229
Less: accumulated amortization	(311)	—

	3,908	4,229

Concession	213,038	211,929
Less: accumulated amortization	(67,395)	(45,076)

	145,643	166,853

Cyprus License	80,041	70,785
Less: accumulated amortization	(8,366)	(4,449)

	71,675	66,336

Sri Lanka License	16,127	17,089
Less: accumulated amortization	(360)	—

	15,767	17,089

Internal-use software	71,689	66,601
Less: accumulated amortization	(47,971)	(39,409)

	23,718	27,192

Proprietary rights	16,371	11,996
Less: accumulated amortization	(6,179)	(4,985)

	10,192	7,011

Total intangible assets, net	$270,903	$288,710

Summary of Estimated Future Amortization Expenses of Finite-Lived Intangible Assets

Year ending December 31,
2026	$32,049
2027	29,862
2028	29,479
2029	29,135
2030	29,135
Over 2030	121,243

$270,903